UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22061

Name of Fund:	BlackRock Funds II Income Portfolio Income Builder Portfolio

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:	Donald C. Burke, Chief Executive Officer, BlackRock Funds II, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code:	(800) 441-7762

Date of fiscal year end:	07/31/2008

Date of reporting period:	04/08/2008 – 04/30/2008

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

Income Builder Portfolio

	Shares	Value
Common Stocks — 69.1%
Australia — 6.1%
Energy & Utilities — 0.9%
Woodside Petroleum Ltd.	235	$12,376

Manufacturing — 0.5%
Wesfarmers Ltd.	197	6,896

Metal & Mining — 4.7%
Alumina Ltd.	1,100	5,953
BHP Billiton Ltd.	460	18,543
BlueScope Steel Ltd.	1,900	19,820
Rio Tinto Ltd.	140	18,066

		62,382

Total Australia		81,654

Belgium — 0.5%
Finance — 0.5%
Fortis	225	6,105

Canada — 6.0%
Banks — 2.4%
Bank of Montreal	265	13,183
Bank of Nova Scotia	125	5,935
Toronto-Dominion Bank	200	13,129

		32,247

Energy & Utilities — 2.7%
Enbridge, Inc.	435	17,890
Fording Canadian Coal Trust	300	18,487

		36,377

Telecommunications — 0.9%
Manitoba Telecom Services, Inc.	150	5,943
TELUS Corp.	130	5,769

		11,712

Total Canada		80,336

China — 0.2%
Metal & Mining — 0.2%
Aluminum Corp. of China Ltd. - ADR	75	3,211

France — 2.3%
Entertainment & Leisure — 0.4%
Vivendi Universal SA	150	6,048

Oil & Gas — 1.9%
Total SA - ADR	300	25,200

Total France		31,248

Germany — 0.4%
Chemicals — 0.4%
BASF SE	40	5,687

Netherlands — 1.8%
Energy & Utilities — 1.8%
Royal Dutch Shell Plc - A Shares	600	24,048

Norway — 0.2%
Transportation — 0.2%
Stolt-Nielsen SA	130	2,890

United Kingdom — 2.3%
Banks — 0.5%
Standard Chartered Plc	200	7,067

Beverages & Bottling — 0.9%
Diageo Plc	600	12,237

Telecommunications — 0.5%
Vodafone Group Plc - ADR	200	6,332

Tobacco — 0.4%
British American Tobacco Plc	160	6,002

Total United Kingdom		31,638

United States — 49.3%
Aerospace — 1.7%
Northrop Grumman Corp.	80	5,886
Raytheon Co.	180	11,515
United Technologies Corp.	80	5,797

		23,198

Banks — 9.8%
Bank of America Corp.	1,100	41,294
Citigroup, Inc.	1,300	32,851
JPMorgan Chase & Co.	800	38,120
U.S. Bancorp	350	11,861
Wells Fargo & Co.	300	8,925

		133,051

Broadcasting — 0.9%
CBS Corp. - Class B	500	11,535

Chemicals — 1.9%
The Dow Chemical Co.	150	6,023
E.I. du Pont de Nemours & Co.	120	5,869
Olin Corp.	400	8,068
Rohm and Haas Co.	100	5,345

		25,305

Computer & Office Equipment — 0.7%
Hewlett-Packard Co.	70	3,244
International Business Machines Corp.	50	6,035

		9,279

Computer Software & Services — 0.4%
Microsoft Corp.	200	5,704

Portfolios Abbreviations

To simplify the listings of Portfolios’ holdings in the Schedule of Investments, the names of many of the securities have been abbreviated according to the list on the right.	ADR	American Depository Receipt

APRIL 30, 2008	1

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Income Builder Portfolio

	Shares	Value
Common Stocks (Continued)
United States (Continued)
Electronics — 0.8%
Intel Corp.	500	$11,130

Energy & Utilities — 7.4%
American Electric Power Co., Inc.	140	6,248
American Water Works Co., Inc.(a)	100	2,107
Consolidated Edison, Inc.	100	4,160
Constellation Energy Group, Inc.	70	5,926
Dominion Resources, Inc.	150	6,509
DTE Energy Co.	100	4,031
Duke Energy Corp.	700	12,817
Equitable Resources, Inc.	100	6,637
Exelon Corp.	100	8,548
FPL Group, Inc.	100	6,629
Northeast Utilities, Inc.	100	2,632
PG&E Corp.	100	4,000
PPL Corp.	200	9,604
Public Service Enterprise Group, Inc.	140	6,147
Southern Co.	300	11,169
Wisconsin Energy Corp.	70	3,322

		100,486

Food & Agriculture — 1.2%
H.J. Heinz Co.	200	9,412
Kraft Foods, Inc. - Class A	200	6,326

		15,738

Insurance — 1.4%
The Allstate Corp.	100	5,036
Lincoln National Corp.	170	9,139
Travelers Companies, Inc.	100	5,040

		19,215

Machinery & Heavy Equipment — 1.3%
Caterpillar, Inc.	120	9,826
Deere & Co.	100	8,407

		18,233

Manufacturing — 3.4%
3M Co.	90	6,921
The Clorox Co.	100	5,300
General Electric Co.	650	21,255
Nucor Corp.	100	7,550
Reynolds American, Inc.	100	5,385

		46,411

Medical & Medical Services — 0.5%
Brookdale Senior Living, Inc.	250	6,545

Medical Instruments & Supplies — 0.2%
Johnson & Johnson	40	2,684

Metal & Mining — 1.1%
Southern Copper Corp.	130	14,919

Miscellaneous — 0.9%
Eagle Bulk Shipping, Inc.	400	11,772

Oil & Gas — 2.5%
AGL Resources, Inc.	180	6,120
Chevron Corp.	130	12,500
Diamond Offshore Drilling, Inc.	100	12,541
Praxair, Inc.	30	2,739

		33,900

Paper & Forest Products — 1.9%
International Paper Co.	200	5,234
MeadWestvaco Corp.	200	5,260
Weyerhaeuser Co.	240	15,331

		25,825

Paper & Paper Products — 0.6%
Temple-Inland, Inc.	650	7,585

Pharmaceuticals — 3.1%
Abbott Laboratories	100	5,275
Bristol-Myers Squibb Co.	830	18,235
Pfizer, Inc.	600	12,066
Wyeth	130	5,781

		41,357

Restaurants — 0.4%
McDonald’s Corp.	100	5,958

Semiconductors & Related Devices — 0.5%
Microchip Technology, Inc.	170	6,247

Soaps & Cosmetics — 0.5%
Kimberly-Clark Corp.	100	6,399

Telecommunications — 4.4%
AT&T, Inc.	900	34,839
Citizens Communications Co.	500	5,360
Verizon Communications, Inc.	500	19,240

		59,439

Tobacco — 1.8%
Altria Group, Inc.	300	6,000
Philip Morris International, Inc.(a)	240	12,247
UST, Inc.	120	6,249

		24,496

Total United States		666,411

Total Common Stocks (Cost $920,007)		933,228

Affiliated Investment Companies(b) — 24.9%
Fixed Income Funds — 24.9%
BlackRock Emerging Markets Debt Portfolio	5,052	50,064
BlackRock Government Income Portfolio	6,251	66,451
BlackRock High Yield Bond Portfolio	20,396	152,967
BlackRock Low Duration Bond Portfolio	6,824	67,008

Total Affiliated Investment Companies (Cost $334,636)		336,490

Short Term Investment — 5.6%
BlackRock Liquidity Funds TempFund Portfolio, 2.87%(b)(c) (Cost $75,664)	75,664	75,664

Total Investments in Securities — 99.6% (Cost $1,330,307*)		1,345,382
Other Assets in Excess of Liabilities — 0.4%		5,615

Net Assets — 100.0%		$1,350,997

2	APRIL 30, 2008

Schedule of Investments (concluded)	(Percentages shown are based on Net Assets)

Income Builder Portfolio

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,330,307

Gross unrealized appreciation	$27,656
Gross unrealized depreciation	(12,581)

Net unrealized appreciation	$15,075

(a)	Non-income producing security.
(b)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost		Sales Cost	Realized Gain (Loss)	Interest/ Dividend Income
BlackRock Emerging Markets Debt Portfolio	$200,196		$150,081	—	$179
BlackRock Government Income Portfolio	$266,939		$199,554	$554	$249
BlackRock High Yield Bond Portfolio	$600,983		$450,855	$(612)	$931
BlackRock Low Duration Bond Portfolio	$266,912		$199,904	$204	$223
BlackRock Liquidity Funds TempFund Portfolio	$75,664	*	—	—	$521

*	Represents net purchase cost.

(c)	Represents current yield as of report date.

Effective April 7, 2008, the Portfolio adopted FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157“). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market –corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The Portfolio values investments in open-end investment companies at net asset value each business day.

The following table summarizes the inputs used as of April 30, 2008 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments **
Level 1	$1,193,644	$—
Level 2	151,738	—
Level 3	—	—

Total	$1,345,382	$—

**	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

APRIL 30, 2008	3

Schedule of Investments April 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

Income Portfolio

	Shares	Value
Common Stocks — 46.1%
Australia — 4.0%
Energy & Utilities — 0.6%
Woodside Petroleum Ltd.	235	$12,376

Manufacturing — 0.3%
Wesfarmers Ltd.	197	6,896

Metal & Mining — 3.1%
Alumina Ltd.	1,100	5,953
BHP Billiton Ltd.	460	18,543
BlueScope Steel Ltd.	1,900	19,820
Rio Tinto Ltd.	140	18,066

		62,382

Total Australia		81,654

Belgium — 0.3%
Finance — 0.3%
Fortis	225	6,105

Canada — 4.0%
Banks — 1.6%
Bank of Montreal	265	13,183
Bank of Nova Scotia	125	5,935
Toronto-Dominion Bank	200	13,129

		32,247

Energy & Utilities — 1.8%
Enbridge, Inc.	435	17,890
Fording Canadian Coal Trust	300	18,487

		36,377

Telecommunications — 0.6%
Manitoba Telecom Services, Inc.	150	5,943
TELUS Corp.	130	5,769

		11,712

Total Canada		80,336

China — 0.2%
Metal & Mining — 0.2%
Aluminum Corp. of China Ltd.—ADR	75	3,211

France — 1.5%
Entertainment & Leisure — 0.3%
Vivendi Universal SA	150	6,048

Oil & Gas — 1.2%
Total SA - ADR	300	25,200

Total France		31,248

Germany — 0.3%
Chemicals — 0.3%
BASF SE	40	5,687

Netherlands — 1.2%
Energy & Utilities — 1.2%
Royal Dutch Shell Plc - A Shares	600	24,048

Norway — 0.1%
Transportation — 0.1%
Stolt-Nielsen SA	130	2,890

United Kingdom — 1.6%
Banks — 0.4%
Standard Chartered Plc	200	7,067

Beverages & Bottling — 0.6%
Diageo Plc	600	12,237

Telecommunications — 0.3%
Vodafone Group Plc - ADR	200	6,332

Tobacco — 0.3%
British American Tobacco Plc	160	6,002

Total United Kingdom		31,638

United States — 32.9%
Aerospace — 1.1%
Northrop Grumman Corp.	80	5,886
Raytheon Co.	180	11,515
United Technologies Corp.	80	5,797

		23,198

Banks — 6.6%
Bank of America Corp.	1,100	41,294
Citigroup, Inc.	1,300	32,851
JPMorgan Chase & Co.	800	38,120
U.S. Bancorp	350	11,861
Wells Fargo & Co.	300	8,925

		133,051

Broadcasting — 0.6%
CBS Corp. - Class B	500	11,535

Chemicals — 1.3%
The Dow Chemical Co.	150	6,023
E.I. du Pont de Nemours & Co.	120	5,869
Olin Corp.	400	8,068
Rohm and Haas Co.	100	5,345

		25,305

Computer & Office Equipment — 0.5%
Hewlett-Packard Co.	70	3,244
International Business Machines Corp.	50	6,035

		9,279

Computer Software & Services — 0.3%
Microsoft Corp.	200	5,704

Electronics — 0.5%
Intel Corp.	500	11,130

Energy & Utilities — 5.0%
American Electric Power Co., Inc.	140	6,248
American Water Works Co., Inc.(a)	100	2,107
Consolidated Edison, Inc.	100	4,160
Constellation Energy Group, Inc.	70	5,926
Dominion Resources, Inc.	150	6,509
DTE Energy Co.	100	4,031
Duke Energy Corp.	700	12,817
Equitable Resources, Inc.	100	6,637
Exelon Corp.	100	8,548
FPL Group, Inc.	100	6,629
Northeast Utilities, Inc.	100	2,632
PG&E Corp.	100	4,000
PPL Corp.	200	9,604
Public Service Enterprise Group, Inc.	140	6,147
Southern Co.	300	11,169
Wisconsin Energy Corp.	70	3,322

		100,486

Food & Agriculture — 0.8%
H.J. Heinz Co.	200	9,412
Kraft Foods, Inc. - Class A	200	6,326

		15,738

Insurance — 0.9%
The Allstate Corp.	100	5,036

4	APRIL 30, 2008

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Income Portfolio

	Shares	Value
Common Stocks (Continued)
United States (Continued)
Insurance (Continued)
Lincoln National Corp.	170	$9,139
Travelers Companies, Inc.	100	5,040

		19,215

Machinery & Heavy Equipment — 0.9%
Caterpillar, Inc.	120	9,826
Deere & Co.	100	8,407

		18,233

Manufacturing — 2.3%
3M Co.	90	6,921
The Clorox Co.	100	5,300
General Electric Co.	650	21,255
Nucor Corp.	100	7,550
Reynolds American, Inc.	100	5,385

		46,411

Medical & Medical Services — 0.3%
Brookdale Senior Living, Inc.	250	6,545

Medical Instruments & Supplies — 0.1%
Johnson & Johnson	40	2,684

Metal & Mining — 0.7%
Southern Copper Corp.	130	14,919

Miscellaneous — 0.6%
Eagle Bulk Shipping, Inc.	400	11,772

Oil & Gas — 1.7%
AGL Resources, Inc.	180	6,120
Chevron Corp.	130	12,500
Diamond Offshore Drilling, Inc.	100	12,541
Praxair, Inc.	30	2,739

		33,900

Paper & Forest Products — 1.3%
International Paper Co.	200	5,234
MeadWestvaco Corp.	200	5,260
Weyerhaeuser Co.	240	15,331

		25,825

Paper & Paper Products — 0.4%
Temple-Inland, Inc.	650	7,585

Pharmaceuticals — 2.0%
Abbott Laboratories	100	5,275
Bristol-Myers Squibb Co.	830	18,235
Pfizer, Inc.	600	12,066
Wyeth	130	5,781

		41,357

Restaurants — 0.3%
McDonald’s Corp.	100	5,958

Semiconductors & Related Devices — 0.3%
Microchip Technology, Inc.	170	6,247

Soaps & Cosmetics — 0.3%
Kimberly-Clark Corp.	100	6,399

Telecommunications — 2.9%
AT&T, Inc.	900	34,839
Citizens Communications Co.	500	5,360
Verizon Communications, Inc.	500	19,240

		59,439

Tobacco — 1.2%
Altria Group, Inc.	300	6,000
Philip Morris International, Inc.(a)	240	12,247
UST, Inc.	120	6,249

		24,496

Total United States		666,411

Total Common Stocks (Cost $920,007)		933,228

Affiliated Investment Companies(b) — 49.8%
Fixed Income Funds — 49.8%
BlackRock Emerging Markets Debt Portfolio	15,159	150,230
BlackRock Government Income Portfolio	18,655	198,299
BlackRock High Yield Bond Portfolio	61,355	460,164
BlackRock Low Duration Bond Portfolio	20,434	200,665

Total Affiliated Investment Companies (Cost $1,003,755)		1,009,358

Short Term Investment — 3.8%
BlackRock Liquidity Funds TempFund Portfolio, 2.87%(b)(c) (Cost $76,177)	76,177	76,177

Total Investments in Securities — 99.7% (Cost $1,999,939*)		2,018,763
Other Assets in Excess of Liabilities — 0.3%		5,491

Net Assets — 100.0%		$2,024,254

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,999,939

Gross unrealized appreciation	$33,359
Gross unrealized depreciation	(14,535)

Net unrealized appreciation	$18,824

APRIL 30, 2008	5

Schedule of Investments (concluded)	(Percentages shown are based on Net Assets)

Income Portfolio

(a)	Non-income producing security.
(b)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost		Sales Cost	Realized Gain (Loss)	Interest/ Dividend Income
BlackRock Emerging Markets Debt Portfolio	$300,534		$150,153	—	$494
BlackRock Government Income Portfolio	$400,737		$199,650	$554	$685
BlackRock High Yield Bond Portfolio	$902,693		$451,071	$(612)	$2,577
BlackRock Low Duration Bond Portfolio	$400,665		$200,000	$204	$613
BlackRock Liquidity Funds TempFund Portfolio	$76,177	*	—	—	$522

*	Represents net purchase cost.

(c)	Represents current yield as of report date.

Effective April 7, 2008, the Portfolio adopted FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157“). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market –corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The Portfolio values investments on the basis of last available bid price or current market quotations provided by dealers or pricing services selected under the supervision of the Portfolio’s Board of Trustees (the “Board”). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures based on valuation technology commonly employed in the market for such investments. Financial futures contracts are traded on exchanges and are valued at their last sale price. Swap agreements are valued by quoted fair values received daily by the Portfolios’ pricing service. Exchange traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade and previously were valued at the last sales price as of the close of options trading on applicable exchanges. Over-the-counter (“OTC”) options quotations are provided by dealers or pricing services selected under the supervision of the Board. Considerations utilized by dealers or pricing services in valuing OTC options include, but are not limited to, volatility factors of the underlying security, price movement of the underlying security in relation to the strike price and the time left until expiration of the option. Short-term securities may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value each business day.

The following table summarizes the inputs used as of April 30, 2008 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments **
Level 1	$1,867,025	$—
Level 2	151,738	—
Level 3	—	—

Total	$2,018,763	$—

**	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

6	APRIL 30, 2008

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Funds II

Date: June 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: June 23, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: June 23, 2008